NYSE Regulation

Received SEC
OCT 21 2010
Washington, DC 20549

NYSE Regulation, Inc.
20 Broad Street
New York, NY 10005
nyseregulation.com

10013808

CERTARCA
001-34917

October 21, 2010

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re: ETFS Precious Metals Basket Trust
CIK: 0001483386
SEC File No.: 001-34917
Form Type: 8-A12B
Filing Date: 10/19/2010

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on October 18, 2010) an application from the above-referenced issuer and has approved the following security for listing on NYSE Arca, Inc. ("Exchange"):

ETFS Precious Metals Basket Trust
Shares of beneficial interest, no par value

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,

Clinton Clark
Corporate Compliance